Sales and advertising expense	12 Months Ended
Dec. 31, 2022
Sales and advertising expense
Sales and advertising expense
25 Sales and advertising expense
Sales and advertising expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Staff costs	9,717	9,815	10,316
Advertising campaigns	24,765	69,521	62,457
Selling expenses	2,581	2,588	2,912
Sales and advertising expense	37,063	81,924	75,685
Sales and advertising expense decreased by 7.6% from USD 81.9 million in 2021 to USD 75.7 million in 2022, as the Group brought more discipline to marketing investments.